CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive Income [Member]
BALANCE at Dec. 31, 2010	$ 60,627	$ 17	$ 24,182	$ 3,561	$ 29,052	$ 3,815
BALANCE, shares at Dec. 31, 2010		17,428,089
Shares issued for exercise of over allotment related to secondary offering	373		373
Shares issued for exercise of over allotment related to secondary offering, shares		80,267
Shares repurchased and cancelled pursuant to the Put Option (Note 12), shares		(250,000)
Net income	16,619				16,619
Appropriations to statutory reserves				2,131	(2,131)
Realization of foreign currency translation gain relating to disposal of subsidiaries	(3,815)					(3,815)
Reclassification of statutory reserves upon disposal of subsidiaries				(5,638)	5,638
Foreign currency translation adjustment	84					84
BALANCE at Dec. 31, 2011	73,888	17	24,555	54	49,178	84
BALANCE, shares at Dec. 31, 2011		17,258,356
Shares issued for equity compensation plan	273		273
Shares issued for equity compensation plan, shares		207,000
Net income	4,213				4,213
Appropriations to statutory reserves				347	(347)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	(59)					(59)
BALANCE at Dec. 31, 2012	78,315	17	24,828	401	53,044	25
BALANCE, shares at Dec. 31, 2012		17,465,356
Shares issued for equity compensation plan	225	1	224
Shares issued for equity compensation plan, shares		195,000
Net income	8,444				8,444
Appropriations to statutory reserves				408	(408)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	805					805
BALANCE at Dec. 31, 2013	$ 87,789	$ 18	$ 25,052	$ 809	$ 61,080	$ 830
BALANCE, shares at Dec. 31, 2013		17,660,356